UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10319

USA MUTUALS
(Exact name of registrant as specified in charter)

700 N. Pearl Street, Suite 900
Dallas, Texas 75201
 (Address of principal executive offices) (Zip code)

Jerry Szilagyi
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

(214) 953-0066
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2012

Date of reporting period:  December 31, 2011

Item 1. Schedule of Investments.

Vice Fund
Schedule of Investments
December 31, 2011 (Unaudited)	Ticker Symbol: VICEX

	Shares	Value
COMMON STOCKS - 93.4%
Aerospace Product and Parts Manufacturing - 21.3%
General Dynamics Corp. (c)	47,050	3,124,590
Honeywell International Inc. (c)	50,550	2,747,392
L-3 Communications Holdings, Inc.	25,420	1,695,006
Northrop Grumman Corp. (c)	15,830	925,738
Lockheed Martin Corp.	21,000	1,698,900
Raytheon Co. (c)	42,000	2,031,960
Rockwell Collins, Inc.	25,000	1,384,250
United Technologies Corp. (c)	47,900	3,501,011
		17,108,847
Alcoholic Beverages - 25.8%
Anheuser-Busch InBev NV (b)(c)	35,000	2,142,853
Anheuser Busch Inbev Sa/nv - ADR (b)	36,590	2,231,624
Brown-Forman Corp. - Class B	17,290	1,392,018
Carlsberg A/S (b)	23,000	1,621,890
Companhia de Bebidas das Americas (AmBev) - ADR (b)	42,680	1,540,321
Constellation Brands, Inc. - Class A (a)(c)	102,700	2,122,809
Diageo plc - ADR (b)	34,970	3,057,078
Heineken NV (b)	37,000	1,712,923
Molson Coors Brewing Co. - Class B	28,890	1,257,871
Pernod Ricard SA (b)	12,750	1,182,508
SABMiller plc (b)	70,000	2,463,893
		20,725,788
Casinos, Gambling & Lotteries - 23.6%
Churchill Downs, Inc.	26,811	1,397,657
Galaxy Entertainment Group Ltd. (a)(b)	1,400,000	2,566,889
International Game Technology	76,420	1,314,424
Ladbrokes plc (b)	206,969	417,847
Las Vegas Sands Corp. (a)(c)	70,100	2,995,373
MGM Resorts International (a)(c)	225,780	2,354,885
Penn National Gaming, Inc. (a)	35,000	1,332,450
Sands China Ltd. (a)(b)	500,000	1,413,102
Wynn Macau Ltd. (b)	725,000	1,820,295
Wynn Resorts, Ltd.	30,000	3,314,700
		18,927,622
Tobacco - 22.7%
Altria Group, Inc. (c)	139,700	4,142,105
British American Tobacco PLC - ADR (b)	30,000	2,846,400
Imperial Tobacco Group plc - ADR (b)	1,000	75,340
Imperial Tobacco Group plc (b)	20,000	756,305
Lorillard, Inc. (c)	40,000	4,560,000
Philip Morris International Inc. (c)	44,400	3,484,512
Reynolds American Inc. (c)	60,000	2,485,200
		18,349,862

Total Common Stocks (Cost $57,693,878)		75,112,119

SHORT TERM INVESTMENTS - 6.5%
Investment Companies - 6.5%(1)
AIM STIT-STIC Prime Portfolio Money Market, 0.19%	1,294,279	1,294,279
Fidelity Institutional Money Market Portfolio, 0.16%	3,900,000	3,900,000
Total Short Term Investments (Cost $5,194,279)		5,194,279

Total Investments (Cost $62,888,157) - 99.9%		80,306,398
Other Assets in Excess of Liabilities - 0.1%		59,919
TOTAL NET ASSETS - 100.0%		$80,366,317

(1) These Securities have fluctuating yields. The yields listed is the 7-day yield as of December 31, 2011.
ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities
(c) - A portion of the investment is designated by the Fund as collateral for written options. As of December 31, 2011, the fair value of collateral is $17,832,925.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$62,888,157
Premium on options written	465,638
Gross unrealized appreciation	22,356,854
Gross unrealized depreciation	(4,950,375)
Net unrealized depreciation	$17,406,479

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Vice Fund
Schedule of Options Written
December 31, 2011 (Unaudited)

	Contracts	Value
WRITTEN OPTIONS - 0.6%
Altria Group, Inc.
Expiration: March, 2012, Exercise Price: $29.00	375	$49,125
Altria Group, Inc.
Expiration: March, 2012, Exercise Price: $30.00	200	14,400
Anheauser Busch InBev NV
Expiration: January, 2012, Exercise Price: $60.00	100	20,000
Constellation Brands, Inc.
Expiration: February, 2012, Exercise Price: $20.00	200	25,000
General Dynamics Corp.
Expiration: January, 2012, Exercise Price: $67.50	200	18,000
Honeywell International Inc.
Expiration: January, 2012, Exercise Price: $55.00	200	20,800
Las Vegas Sands Corp.
Expiration: January, 2012, Exercise Price: $44.00	100	10,200
Las Vegas Sands Corp.
Expiration: January, 2012, Exercise Price: $45.00	100	6,600
Las Vegas Sands Corp.
Expiration: January, 2012, Exercise Price: $50.00	200	1,400
Lorillard, Inc.
Expiration: January, 2012, Exercise Price: $120.00	300	34,800
MGM Resorts International
Expiration: January, 2012, Exercise Price: $11.00	950	24,700
Northrop Grumman Corp.
Expiration: February, 2012, Exercise Price: $60.00	100	15,500
Philip Morris International Inc.
Expiration: January, 2012, Exercise Price: $72.50	150	97,500
Philip Morris International Inc.
Expiration: March, 2012, Exercise Price: $80.00	150	31,950
Raytheon Co.
Expiration: February, 2012, Exercise Price: $47.00	200	51,600
Reynolds American Inc.
Expiration: February, 2012, Exercise Price: $42.00	250	22,750
Reynolds American Inc.
Expiration: May, 2012, Exercise Price: $43.00	250	24,375
United Technologies Corp.
Expiration: February, 2012, Exercise Price: $77.50	100	8,700
Total Written Options (Premiums received $465,638)		$477,400

Generation Wave Growth Fund
Schedule of Investments
December 31, 2011 (Unaudited)	Ticker Symbol: GWGFX

	Shares	Value
COMMON STOCKS - 89.3%
Arts, Entertainment & Recreation - 3.7%
Wynn Resorts Ltd.	5,000	552,450
		552,450
Finance & Insurance - 12.9%
Agencies, Brokerages & Other Insurance Related Activities - 2.1%
Metlife, Inc. (c)	10,000	311,800

Depository Credit Intermediation - 6.3%
JPMorgan Chase & Co. (c)	12,500	415,625
New York Community Bancorp, Inc.	20,000	247,400
Wells Fargo & Co. (c)	10,000	275,600
		938,625

Insurance Carriers - 2.8%
Unum Group	20,000	421,400

Other Financial Investment Activities - 1.6%
The NASDAQ OMX Group, Inc. (a)(c)	10,000	245,100

Securities & Commodity Contracts Intermediation &Brokerage - 0.1%
Blackrock, Inc.	100	17,824
		1,934,749
Information - 5.0%
Cable & Other Subscription Programming - 2.4%
Comcast Corp. - Class A (c)	15,000	355,650

Software Publishers - 1.0%
Microsoft Corp.	5,500	142,780

Wired Telecommunications Carriers - 1.6%
Verizon Communications Inc. (c)	6,000	240,720
		739,150
Management of Companies & Enterprises - 3.6%
The Goldman Sachs Group, Inc.	6,000	542,580
		542,580
Manufacturing - 48.7%
Beverage Manufacturing - 4.7%
The Coca-Cola Co. (c)	10,000	699,700

Communications Equipment Manufacturing - 1.9%
Research In Motion Ltd. (a)(b)	20,000	290,000

Computer & Peripheral Equipment Manufacturing - 5.1%
Apple Inc. (a)(c)	1,900	769,500

Engine, Turbine & Power Transmission Equipment Manufacturing - 2.0%
General Electric Co.	17,100	306,261

Petroleum & Coal Products Manufacturing - 9.9%
Chevron Corp. (c)	10,000	1,064,000
Exxon Mobil Corp. (c)	5,000	423,800
		1,487,800

Pharmaceutical & Medicine Manufacturing - 14.7%
Abbott Laboratories (c)	16,000	899,680
Amgen Inc.	2,000	128,420
Johnson & Johnson	8,000	524,640
Pfizer Inc. (c)	29,850	645,954
		2,198,694

Printing & Related Support Activities - 1.7%
De La Rue PLC (a)(b)	18,000	253,440

Semiconductor & Other Electronic Component Manufacturing - 2.6%
Cypress Semiconductor Corp. (c)	15,000	253,350
Intel Corp. (c)	5,500	133,375
		386,725

Soap, Cleaning Compound & Toilet Preparation Manufacturing - 1.9%
Colgate-Palmolive Co. (c)	3,000	277,170

Tobacco Manufacturing - 4.2%
Reynolds American Inc. (c)	15,000	621,300
		7,290,590
Mining, Quarrying & Oil & Gas Extraction - 4.6%
Schlumberger Ltd. (b)(c)	10,000	683,100
		683,100
Other Services (except Public Administration) - 0.5%
Service Corp. International	7,500	79,875
		79,875
Retail Trade - 6.8%
Electronic Shopping & Mail-Order Houses - 3.5%
Amazon.com, Inc. (a)(c)	3,000	519,300

Health & Personal Care Stores - 3.3%
Walgreen Co. (c)	15,000	495,900
		1,015,200
Telecommunications - 1.2%
AT&T, Inc. (c)	6,000	181,440
		181,440
Wholesale Trade - 2.3%
The Procter & Gamble Co.	5,000	333,550
		333,550

Total Common Stocks (Cost $13,176,111)		13,352,684

SECTOR FUNDS - 1.8%
Mining -1.8%
iShares Silver Trust (a)	10,000	269,400
Total Sector Funds (Cost $216,755)		269,400

SHORT TERM INVESTMENTS - 10.4%
Investment Companies - 10.4%(1)
Aim STIT-STIC Prime Portfolio Money Market, 0.10%	154,121	154,121
Aim STIC - Liquid Assets Portfolio, 0.16%	700,000	700,000
Fidelity Institutional Money Market Portfolio, 0.19%	700,000	700,000
Total Short Term Investments (Cost $1,554,121)		1,554,121

Total Investments (Cost $14,946,987) - 101.5%		15,176,205
Liabilities in Excess of Other Assets - (1.5)%		(218,636)
TOTAL NET ASSETS - 100.0%		$14,957,569

(1) These Securities have fluctuating yields. The yields listed is the 7-day yield as of December 31, 2011.
ADR - American Depositary Receipt
(a) - Non Income Producing
(b) - Foreign Issued Securities
(c) - A portion of the investment is designated by the Fund as collateral for written options. As of December 31, 2011, the fair value of collateral is $8,875,280.

The cost basis of investments for federal income tax purposes at December 31, 2011 was as follows*:

Cost of investments	$14,946,987
Premium on options written	214,825
Gross unrealized appreciation	1,029,494
Gross unrealized depreciation	(796,251)
Net unrealized depreciation	$233,243

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Generation Wave Growth Fund
Schedule of Options Written
December 31, 2011 (Unaudited)

	Contracts	Value
WRITTEN OPTIONS - 1.4%
Abbott Laboratories
Expiration: February, 2012, Exercise Price: $55.00	100	18,400
Amazon.com, Inc.
Expiration: January, 2012, Exercise Price: $215.00	30	240
Apple Inc.
Expiration: January, 2012, Exercise Price: $415.00	19	13,015
AT&T, Inc.
Expiration: March, 2012, Exercise Price: $30.00	60	4,800
Chevron Corp.
Expiration: January, 2012, Exercise Price: $105.00	100	33,000
The Coca-Cola Co.
Expiration: February, 2012, Exercise Price: $70.00	100	16,900
Colgate-Palmolive Co.
Expiration: February, 2012, Exercise Price: $95.00	30	2,730
Comcast Corp. - Class A
Expiration: February, 2012, Exercise Price: $24.00	150	13,200
Cypress Semiconductor Corp.
Expiration: January, 2012, Exercise Price: $19.00	150	1,125
Exxon Mobil Corp.
Expiration: February, 2012, Exercise Price: $85.00	50	11,900
Intel Corp.
Expiration: February, 2012, Exercise Price: $26.00	50	1,400
JPMorgan Chase & Co.
Expiration: January, 2012, Exercise Price: $33.00	100	12,700
Metlife, Inc.
Expiration: January, 2012, Exercise Price: $35.00	100	1,000
The NASDAQ OMX Group, Inc. (a)
Expiration: February, 2012, Exercise Price: $25.00	100	8,750
Pfizer Inc.
Expiration: February, 2012, Exercise Price: $22.00	200	10,000
Reynolds American Inc.,
Expiration: February, 2012, Exercise Price: $41.00	150	21,000
Schlumberger Ltd.
Expiration: January, 2012, Exercise Price: $72.50	100	7,300
Verizon Communications Inc.
Expiration: March, 2012, Exercise Price: $40.00	60	6,240
Walgreen Co.
Expiration: January, 2012, Exercise Price: $35.00	150	6,600
Wells Fargo & Co.
Expiration: January, 2012, Exercise Price: $26.00	100	20,500
Total Written Options (Premiums received $214,825)		$210,800

Summary of Fair Value Exposure at December 31, 2011

The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs), and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Vice Fund
Common Stocks	$75,112,119	$-	$-	$75,112,119
Short Term investments	5,194,279	-	-	5,194,279
Total*	$80,306,398	$-	$-	$80,306,398

Written Options	$(477,400)	$-	$-	$(477,400)

Generation Wave Growth Fund
Common Stocks	$13,352,684	$-	$-	$13,352,684
Sector Funds	269,400	-	-	269,400
Short Term investments	1,554,121	-	-	1,554,121
Total*	$15,176,205	$-	$-	$15,176,205

Written Options	$(210,800)	$-	$-	$(210,800)

*Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

There were no significant transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report. It is the Fund's policy to consider transfers into or out of Level 1, Level 2 or Level 3 as of the end of the reporting period.

In May 2011, the FASB issued AU No. 2011-04 "Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements" in GAAP and the International Financial Reporting Standards ("IFRS"). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRS. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact of these amendments and does not believe they will have a material impact on the Company's financial statements.

Summary of Derivative Exposure at December 31, 2011

The Funds may use options to generate income and to hedge against losses caused by declines in the prices of stocks in its portfolio or for any other permissible purpose consistent with the Funds' investment objectives. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Funds.

The number of options contracts written and the premiums received by the Vice Fund during the period ended December 31, 2011, were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	1,600	$127,492
Options written	21,367	2,520,497
Options exercised	(11,515)	(1,378,682)
Options expired	(2,891)	(260,541)
Options closed	(4,436)	(543,128)
Options outstanding, end of period	4,125	$465,638

The number of options contracts written and the premiums received by the Generation Wave Growth Fund during the period ended December 31, 2011, were as follows:

	Number of	Premiums
	Contracts	Received
Options oustanding, beginning of period	-	$-
Options written	5,208	760,374
Options exercised	(1,773)	(314,334)
Options expired	(605)	(115,363)
Options closed	(931)	(115,852)
Options outstanding, end of period	1,899	$214,825

The following is a summary of the fair value of derivative instruments as of December 31, 2011:

Derivative Investment Type	Value
Liability Derivatives
Vice Fund
Written Options -	$(477,400)
equity contracts

Generation Wave Growth Fund
Written Options -	$(210,800)
equity contracts

The following is a summary of the effect of derivative investments on Realized Gain (loss) and Change in Unrealized Appreciation/Depreciation on Options in the Funds as of
December 31, 2011:

Realized Gain (Loss)
Derivative Investment Type	on Options
Liability Derivatives
Vice Fund
Written Options -	$1,422,219
equity contracts

Generation Wave Growth Fund
Written Options -	$-
equity contracts

Change in Unrealized
Derivative Investment Type	Appreciation/Depreciation on Options
Liability Derivatives
Vice Fund
Written Options -	$91,246
equity contracts

Generation Wave Growth Fund
Written Options -	$4,025
equity contracts

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer has concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)), the disclosure controls and procedures are effective as of a date within 90 days of the filing date of this Form N-Q.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

USA MUTUALS

By  /s/ Jerry Szilagyi
             Jerry Szilagyi, President

Date      2/28/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By  /s/ Jerry Szilagyi
             Jerry Szilagyi, President

Date      2/28/2012

By /s/ Cindy Clarke
            Cindy Clarke, Treasurer

Date      2/27/2012